UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22542

SSGA ACTIVE ETF TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006	Mark Tuttle Vice President and Counsel State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

SPDR SSgA Multi-Asset Real Return ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Multi-Asset Real Return Portfolio. The schedule of investments for the SSgA Multi-Asset Real Return Portfolio follows.

SSgA MULTI-ASSET REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 99.9%
COMMODITIES — 12.7%
PowerShares DB Commodity Index Tracking Fund (a)	470,441	$12,847,744
PowerShares DB Gold Fund (a)	21,972	1,197,034
PowerShares DB Oil Fund (a)	534	14,418

		14,059,196

INFLATION LINKED — 20.7%
SPDR Barclays TIPS ETF (b)	241,043	14,558,997
SPDR DB International Government Inflation-Protected Bond ETF (b)	134,677	8,362,095

		22,921,092

NATURAL RESOURCES — 45.2%
Market Vectors Gold Miners ETF	30,010	1,135,879
PowerShares Global Agriculture Portfolio	105,104	3,304,470
SPDR S&P Global Natural Resources ETF (b)	754,888	37,948,220
SPDR S&P International Energy Sector ETF (b)	90,332	2,191,454
SPDR S&P Metals & Mining ETF (b)	79,111	3,194,502
The Energy Select Sector SPDR Fund (b)	28,357	2,249,277

		50,023,802

REAL ESTATE — 21.3%
SPDR Dow Jones International Real Estate ETF (b)	300,558	12,927,000
SPDR Dow Jones REIT ETF (b)	137,012	10,636,241

		23,563,241

TOTAL EXCHANGE TRADED PRODUCTS (Cost $110,876,454)		$110,567,331

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.13% (b) (c) (Cost $147,332)	147,332	147,332

TOTAL INVESTMENTS — 100.0% (d) (Cost $111,023,786)		110,714,663

OTHER ASSETS & LIABILITIES — 0.00% (e)		(17,942)

NET ASSETS — 100.0%		$110,696,721

(a)	Qualified Publicly Traded Partnerships.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(e)	Amount shown represents less than 0.05% of net assets.

SPDR SSgA Income Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Income Allocation Portfolio. The schedule of investments for the SSgA Income Allocation Portfolio follows.

SSgA INCOME ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 99.3%
DOMESTIC EQUITY — 24.2%
The Financial Select Sector SPDR Fund (a)	73,414	$1,335,401
The Health Care Select Sector SPDR Fund (a)	29,986	1,377,857
SPDR S&P Dividend ETF (a)	262,542	17,325,146
SPDR Wells Fargo Preferred Stock ETF (a)	247,500	11,286,000
The Technology Select Sector SPDR Fund (a)	44,133	1,335,906

		32,660,310

DOMESTIC FIXED INCOME — 31.9%
SPDR Barclays Convertible Securities ETF (a)	16,310	691,381
SPDR Barclays High Yield Bond ETF (a)	114,266	4,697,475
SPDR Barclays Long Term Corporate Bond ETF (a)	612,179	24,750,397
SPDR Barclays Long Term Treasury ETF (a)	126,685	8,691,858
SPDR Barclays Short Term High Yield Bond ETF (a)	86,519	2,671,707
SPDR Nuveen Barclays Build America Bond ETF (a)	22,747	1,397,121

		42,899,939

INFLATION LINKED — 2.0%
SPDR Barclays TIPS ETF (a)	44,621	2,695,108

INTERNATIONAL EQUITY — 28.4%
SPDR EURO STOXX 50 ETF (a)	39,653	1,310,135
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (a)	162,023	6,838,991
SPDR S&P Emerging Markets Dividend ETF (a)	197,965	8,934,160
SPDR S&P International Dividend ETF (a)	286,134	13,908,974
SPDR S&P International Telecommunications Sector ETF (a)	138,499	3,214,008
SPDR STOXX Europe 50 ETF (a)	119,465	4,043,890

		38,250,158

INTERNATIONAL FIXED INCOME — 5.3%
SPDR Barclays Emerging Markets Local Bond ETF (a)	122,988	3,976,202
SPDR Barclays International Corporate Bond ETF (a)	92,052	3,144,404

		7,120,606

REAL ESTATE — 7.5%
SPDR Dow Jones International Real Estate ETF (a)	126,119	5,424,378
SPDR Dow Jones REIT ETF (a)	61,047	4,739,079

		10,163,457

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $131,401,218)		$133,789,578

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.13% (a) (b)
(Cost $889,174)	889,174	$889,174

TOTAL INVESTMENTS — 100.0% (c)
(Cost $132,290,392)		134,678,752

OTHER ASSETS & LIABILITIES — 0.00% (d)		(21,340)

NET ASSETS — 100.0%		$134,657,412

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(d)	Amount shown represents less than 0.05% of net assets.

SPDR SSgA Global Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSgA Global Allocation Portfolio. The schedule of investments for the SSgA Global Allocation Portfolio follows.

SSgA GLOBAL ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 99.7%
COMMODITIES — 1.0%
PowerShares DB Gold Fund (a)	6,236	$339,737

DOMESTIC EQUITY — 27.1%
The Financial Select Sector SPDR Fund (b)	36,846	670,229
The Health Care Select Sector SPDR Fund (b)	15,075	692,696
SPDR S&P 500 ETF Trust (b)	17,287	2,706,280
SPDR S&P 500 Value ETF (b)	8,465	677,259
SPDR S&P 600 Small Cap ETF (b)	12,143	1,017,341
SPDR S&P Dividend ETF (b)	15,584	1,028,388
SPDR S&P MidCap 400 ETF Trust (b)	3,262	684,107
SPDR Wells Fargo Preferred Stock ETF (b)	21,969	1,001,786
The Technology Select Sector SPDR Fund (b)	22,250	673,507

		9,151,593

DOMESTIC FIXED INCOME — 24.0%
SPDR Barclays Aggregate Bond ETF (b)	34,675	2,022,246
SPDR Barclays High Yield Bond ETF (b)	32,832	1,349,724
SPDR Barclays Intermediate Term Corporate Bond ETF (b)	48,593	1,687,149
SPDR Barclays Long Term Corporate Bond ETF (b)	58,694	2,372,998
SPDR Barclays Short Term High Yield Bond ETF (b)	21,745	671,486

		8,103,603

INFLATION LINKED — 3.0%
SPDR Barclays TIPS ETF (b)	11,201	676,540
SPDR DB International Government Inflation-Protected Bond ETF (b)	5,440	337,770

		1,014,310

INTERNATIONAL EQUITY — 34.7%
SPDR Russell/Nomura PRIME Japan ETF (b)	25,306	1,050,862
SPDR S&P Emerging Markets ETF (b)	34,758	2,269,698
SPDR S&P International Dividend ETF (b)	10,266	499,030
SPDR S&P International Small Cap ETF (b)	33,445	1,025,089
SPDR S&P World ex-US ETF (b)	216,818	5,691,473
SPDR STOXX Europe 50 ETF (b)	34,131	1,155,334

		11,691,486

INTERNATIONAL FIXED INCOME — 4.9%
SPDR Barclays Emerging Markets Local Bond ETF (b)	30,924	999,773
SPDR Barclays International Corporate Bond ETF (b)	19,492	665,827

		1,665,600

REAL ESTATE — 5.0%
SPDR Dow Jones International Real Estate ETF (b)	19,788	851,082
SPDR Dow Jones REIT ETF (b)	10,899	846,089

		1,697,171

TOTAL EXCHANGE TRADED PRODUCTS
(Cost $32,782,568)		$33,663,500

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.13% (b) (c)
(Cost $80,404)	80,404	80,404

TOTAL INVESTMENTS — 100.0% (d)
(Cost $32,862,972)		33,743,904

OTHER ASSETS & LIABILITIES — 0.00% (e)		8,122

NET ASSETS — 100.0%		$33,752,026

(a)	Qualified Publicly Traded Partnerships.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments.)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments.)
(e)	Amount shown represents less than 0.05% of net assets.

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2013 (Unaudited)

Security Valuation

The value of each Portfolio’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in underlying funds are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Portfolio’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolios follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides Portfolios the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s benchmark index, which, in turn, could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2013 (Unaudited)

The following table summarizes the inputs used in valuing the Portfolios’ investments as of March 31, 2013:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
SSgA Multi-Asset Real Return Portfolio	$110,714,663	$—	$—	$110,714,663
SSgA Income Allocation Portfolio	134,678,752	—	—	134,678,752
SSgA Global Allocation Portfolio	33,743,904	—	—	33,743,904

Transactions with Affiliates

Each Portfolio may invest in certain money market funds and underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at March 31, 2013, and for the period then ended are:

SPDR SSgA Multi-Asset Real Return Portfolio	Number of Shares Held at 6/30/12	Value at 6/30/12	Purchased		Sold		Number of Shares Held at 3/31/13	Value at 3/31/13	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Barclays TIPS ETF	15,983	$952,587	$14,464,140	238,707	$821,944	13,647	241,043	$14,558,997	$22,097	$2,439
SPDR DB International Government Inflation-Protected Bond ETF	6,282	369,884	9,430,680	150,148	1,355,112	21,753	134,677	8,362,095	67,004	(6,663)
SPDR S&P Global Natural Resources ETF	29,315	1,394,690	38,607,728	752,590	1,368,194	27,017	754,888	37,948,220	142,412	27,134
SPDR S&P International Energy Sector ETF	4,935	115,479	2,198,024	88,480	76,266	3,083	90,332	2,191,454	19,563	(528)
SPDR S&P Metals & Mining ETF	4,199	174,007	3,429,163	79,019	178,828	4,107	79,111	3,194,502	15,967	(5,562)
The Energy Select Sector SPDR Fund	4,377	290,501	4,407,466	60,737	2,695,555	36,757	28,357	2,249,277	25,014	36,051
SPDR Dow Jones International Real Estate ETF	12,828	471,814	12,645,022	306,064	738,759	18,334	300,558	12,927,000	236,610	23,520
SPDR Dow Jones REIT ETF	12,160	886,342	10,579,735	143,655	1,388,642	18,803	137,012	10,636,241	103,760	6,099
State Street Institutional Liquid Reserves Fund	41,023	41,023	4,046,376	4,046,376	3,940,067	3,940,067	147,332	147,332	230	—

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2013 (Unaudited)

SPDR SSgA Income Allocation Portfolio	Number of Shares Held at 6/30/12	Value at 6/30/12	Purchased		Sold		Number of Shares Held at 3/31/13	Value at 3/31/13	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
The Financial Select Sector SPDR Fund	—	$—	$1,339,986	73,414	$—	—	73,414	$1,335,401	$4,229	$—
The Health Care Select Sector SPDR Fund	—	—	1,336,015	29,986	—	—	29,986	1,377,857	5,411	—
SPDR S&P Dividend ETF	30,590	1,702,334	16,931,278	280,406	2,881,947	48,454	262,542	17,325,146	180,308	4,802
SPDR Wells Fargo Preferred Stock ETF	11,963	541,326	11,211,294	245,574	455,729	10,037	247,500	11,286,000	218,090	(8,985)
The Technology Select Sector SPDR Fund	—	—	1,337,349	44,133	—	—	44,133	1,335,906	5,100	—
SPDR Barclays Convertible Securities ETF	4,649	174,616	766,624	18,974	286,519	7,313	16,310	691,381	9,469	1,571
SPDR Barclays High Yield Bond ETF	22,084	871,435	8,179,094	201,054	4,447,107	108,872	114,266	4,697,475	146,822	(8,048)
SPDR Barclays Long Term Corporate Bond ETF	31,334	1,278,427	24,136,111	587,676	284,714	6,831	612,179	24,750,397	221,856	25,091
SPDR Barclays Long Term Treasury Bond ETF	11,918	861,195	9,622,949	137,619	1,564,570	22,852	126,685	8,691,858	59,702	(99,137)
SPDR Barclays Short Term High Yield Bond	—	—	2,657,683	86,519	—	—	86,519	2,671,707	14,915	—
SPDR Nuveen Barclays Build America Bond ETF	3,008	180,528	1,659,458	27,071	457,397	7,332	22,747	1,397,121	18,541	3,837
SPDR Barclays TIPS ETF	7,366	439,013	6,880,387	113,978	4,637,975	76,723	44,621	2,695,108	13,192	(11,130)
SPDR EURO STOXX 50 ETF	—	—	3,915,549	113,353	2,503,356	73,700	39,653	1,310,135	11,238	(89,681)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	11,312	448,973	8,006,857	198,210	1,944,308	47,499	162,023	6,838,991	42,914	2,861
SPDR S&P Emerging Markets Dividend ETF	10,804	488,017	9,977,414	217,967	1,435,405	30,806	197,965	8,934,160	92,026	(40,295)
SPDR S&P International Dividend ETF	13,900	619,106	13,292,709	277,004	233,104	4,770	286,134	13,908,974	140,422	603
SPDR S&P International Telecommunications Sector ETF	8,217	179,541	3,245,285	143,600	301,292	13,318	138,499	3,214,008	8,933	(3,411)
SPDR STOXX Europe 50 ETF	14,518	429,733	5,779,367	174,078	2,331,258	69,131	119,465	4,043,890	51,432	(1,009)
SPDR Barclays Emerging Markets Local Bond ETF	2,864	89,214	6,069,803	187,203	2,171,032	67,079	122,988	3,976,202	43,339	(8,052)
SPDR Barclays International Corporate Bond ETF	191	6,188	3,213,004	91,861	—	—	92,052	3,144,404	10,891	770
SPDR Dow Jones International Real Estate ETF	9,970	366,697	5,351,645	129,208	510,220	13,059	126,119	5,424,378	64,081	(897)
SPDR Dow Jones REIT ETF	4,398	320,570	5,091,855	68,102	838,360	11,453	61,047	4,739,079	46,553	(9,990)
State Street Institutional Liquid Reserves Fund	117,900	117,900	3,803,882	3,803,882	3,032,608	3,032,608	889,174	887,174	236	—

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2013 (Unaudited)

	Number of Shares Held at 6/30/12	Value at 6/30/12	Purchased		Sold		Number of Shares Held at 3/31/13	Value at 3/31/13	Dividend Income	Realized Gain (Loss)
SPDR SSgA Global Allocation Portfolio			Cost	Shares	Proceeds	Shares
The Financial Select Sector SPDR Fund	—	$—	$664,560	37,670	$15,014	824	36,846	$670,229	$2,284	$232
The Health Care Select Sector SPDR Fund	—	—	698,799	16,499	60,904	1,424	15,075	692,696	2,927	290
SPDR S&P 500 ETF Trust	6,882	937,810	3,597,542	24,587	2,095,113	14,182	17,287	2,706,280	21,418	43,662
SPDR S&P 500 Value ETF	—	—	673,789	8,465	—	—	8,465	677,259	3,120	—
SPDR S&P 600 Small Cap ETF	2,533	178,653	926,899	11,945	180,381	2,335	12,143	1,017,341	5,393	6,891
SPDR S&P Dividend ETF	5,525	307,466	1,196,797	19,959	589,632	9,900	15,584	1,028,388	16,025	12,312
SPDR S&P MidCap 400 ETF Trust	507	86,849	595,078	3,090	65,791	335	3,262	684,107	1,439	3,476
SPDR Wells Fargo Preferred Stock ETF	—	—	1,307,325	28,630	303,459	6,661	21,969	1,001,786	18,080	(990)
The Technology Select Sector SPDR Fund	—	—	672,561	22,250	—	—	22,250	673,507	2,767	—
SPDR Barclays Aggregate Bond ETF	2,963	173,750	2,086,705	35,716	235,700	4,004	34,675	2,022,246	4,128	2,971
SPDR Barclays High Yield Bond ETF	7,815	308,380	2,311,552	56,728	1,292,142	31,711	32,832	1,349,724	40,549	(7,116)
SPDR Barclays Intermediate Term Corporate Bond ETF	11,454	390,925	2,393,894	68,982	1,100,602	31,843	48,593	1,687,149	20,695	(3,714)
SPDR Barclays Long Term Corporate Bond ETF	4,332	176,745	2,421,601	59,368	205,333	5,006	58,694	2,372,998	19,989	379
SPDR Barclays Short Term High Yield Bond ETF	—	—	683,236	22,253	15,631	508	21,745	671,486	3,742	251
SPDR Barclays TIPS ETF	2,866	170,814	718,558	11,871	214,264	3,536	11,201	676,540	1,865	1,744
SPDR DB International Government Inflation-Protected Bond ETF	—	—	444,203	7,202	109,774	1,762	5,440	337,770	3,678	3,084
SPDR Russell/Nomura PRIME Japan ETF	—	—	990,981	25,306	—	—	25,306	1,050,862	—	—
SPDR EURO STOXX 50 ETF	—	—	1,701,701	49,740	1,710,739	49,740	—	—	4,017	9,039
SPDR S&P Emerging Markets ETF	5,132	307,869	2,980,599	44,690	998,431	15,064	34,758	2,269,698	7,430	(233)
SPDR S&P International Dividend ETF	3,983	177,403	935,446	19,642	605,935	13,359	10,266	499,030	7,993	(12,304)
SPDR S&P International Small Cap ETF	1,693	43,696	1,247,003	43,381	343,803	11,629	33,445	1,025,089	6,528	8,973
SPDR S&P World ex-US ETF	23,954	536,809	5,669,303	223,724	772,935	30,860	216,818	5,691,473	19,643	38,189
SPDR STOXX Europe 50 ETF	—	—	1,663,059	49,990	529,486	15,859	34,131	1,155,334	12,544	4,798
SPDR Barclays Emerging Markets Local Bond ETF	—	—	1,035,818	31,900	31,554	976	30,924	999,773	3,313	120
SPDR Barclays International Corporate Bond ETF	5,377	174,215	690,553	19,867	191,083	5,752	19,492	665,827	3,065	(1,028)
SPDR Dow Jones International Real Estate ETF	1,230	45,239	1,229,036	30,304	479,341	11,746	19,788	851,082	15,712	11,456
SPDR Dow Jones REIT ETF	3,098	225,813	1,163,509	15,629	567,719	7,828	10,899	846,089	9,083	1,875
State Street Institutional Liquid Reserves Fund	158,815	158,815	849,263	849,263	927,674	927,674	80,404	80,404	149	—

SSgA MASTER TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2013 (Unaudited)

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Portfolio for federal income tax purposes and the gross unrealized appreciation and depreciation at March 31, 2013, was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSgA Multi-Asset Real Return Portfolio	$111,023,786	$1,349,241	$1,658,364	$(309,123)
SSgA Income Allocation Portfolio	132,290,392	2,993,479	605,119	2,388,360
SSgA Global Allocation Portfolio	32,862,972	970,131	89,199	880,932

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is also available on the Portfolios’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Active ETF Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date: May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date: May 20, 2013